Fair Value Measurements - Non-Recurring Basis (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets measured at fair value on a non-recurring basis
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 0
Fair Value, Measurements, Nonrecurring [Member]
Assets measured at fair value on a non-recurring basis
Assets	19,000,000	$ 232,000,000
Impairment charges	1,000,000	21,000,000
Fair Value, Measurements, Nonrecurring [Member] | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets		202,000,000
Impairment charges		7,000,000
Fair Value, Measurements, Nonrecurring [Member] | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets	11,000,000	19,000,000
Impairment charges	3,000,000	16,000,000
Fair Value, Measurements, Nonrecurring [Member] | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets	8,000,000	11,000,000
Impairment charges	(2,000,000)	(2,000,000)
Fair Value, Measurements, Nonrecurring [Member] | Level 1
Assets measured at fair value on a non-recurring basis
Assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets		0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 1 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2
Assets measured at fair value on a non-recurring basis
Assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets		0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 2 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Level 3
Assets measured at fair value on a non-recurring basis
Assets	19,000,000	232,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets		202,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets	11,000,000	19,000,000
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets	$ 8,000,000	$ 11,000,000